Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Deposits rate	8.33%
Severance Costs	$ 826	$ 466	$ 440
Additional operating liabilities	$ 564